Share-based payments charge - Equity instruments other than options granted (Details) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	862,473	1,052,236
Options granted (in shares)	740,496
Number of other equity instruments exercised or vested in share-based payment arrangement	0	(309,237)
Restricted stock units forfeited (in shares)	0	(153,916)
Ending balance (in shares)	1,602,969	862,473
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	474,072	136,404
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	266,424	136,986